Statements of Stockholders' Equity/ (Deficit) - USD ($) shares in Thousands, $ in Thousands	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]
Beginning Balance at Dec. 31, 2015	$ 25,350	$ 265	$ 289,894	$ (264,809)
Beginning Balance, shares at Dec. 31, 2015		26,545
Net loss and comprehensive loss	(13,654)			(13,654)
Stock based compensation expense	804		804
Ending Balance at Dec. 31, 2016	12,500	$ 265	290,698	(278,463)
Ending Balance, shares at Dec. 31, 2016		26,545
Net loss and comprehensive loss	(13,812)			(13,812)
Stock based compensation expense	835		835
Ending Balance at Dec. 31, 2017	(477)	$ 265	$ 291,533	$ (292,275)
Ending Balance, shares at Dec. 31, 2017		26,545
Net loss and comprehensive loss	(794)
Ending Balance at Mar. 31, 2018	$ (1,087)